Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Details of Provision (benefit) for Income Taxes On Income (loss) From Continuing Operations

The provision (benefit) for income taxes on income (loss) from continuing operations consisted of the following:

	TransUnion Holding	TransUnion Corp.
(in millions)	Inception Through December 31, 2012	Successor Eight Months Ended December 31, 2012	Predecessor Four Months Ended April 30, 2012	Predecessor Twelve Months Ended December 31, 2011	Predecessor Twelve Months Ended December 31, 2010
Federal
Current	$0.1	$—	$1.0	$(3.0)	$9.7
Deferred	(3.0)	13.2	(16.1)	(1.3)	10.4
State
Current	(0.5)	0.4	0.1	1.6	(2.2)
Deferred	(0.3)	0.4	(1.5)	(1.4)	0.1
Foreign
Current	12.1	12.1	5.7	22.7	26.1
Deferred	(1.8)	(1.8)	(0.7)	(0.8)	2.2

Total provision (benefit) for income taxes	$6.6	$24.3	$(11.5)	$17.8	$46.3

Summary of Components of Income (loss) From Continuing Operations Before Income Taxes

The components of income (loss) from continuing operations before income taxes consisted of the following:

	TransUnion Holding	TransUnion Corp.
(in millions)	Inception Through December 31, 2012	Successor Eight Months Ended December 31, 2012	Predecessor Four Months Ended April 30, 2012	Predecessor Twelve Months Ended December 31, 2011	Predecessor Twelve Months Ended December 31, 2010
Domestic	$(33.3)	$36.2	$(79.5)	$0.2	$12.4
Foreign	36.0	36.0	15.6	66.9	70.6

Total income (loss) from continuing operations before income taxes	$2.7	$72.2	$(63.9)	$67.1	$83.0

Reconciliation of U.S. Federal Statutory Tax Rate to Effective Tax Rate

The effective income tax rate reconciliation consisted of the following:

	TransUnion Holding		TransUnion Corp.
(in millions)	Inception Through December 31, 2012		Successor Eight Months Ended December 31, 2012		Predecessor Four Months Ended April 30, 2012
Income taxes at 35% statutory rate	$0.9	35.0%	$25.3	35.0%	$(22.4)	35.0%
Increase (decrease) resulting from:
State taxes net of federal income tax benefit	(0.9)	(35.0)%	0.7	1.0%	(1.4)	2.2%
Foreign rate differential	(4.0)	(148.1)%	(4.0)	(5.5)%	(1.2)	1.9%
Nondeductible change in control transaction expenses	1.8	66.7%	0.2	0.3%	2.7	(4.2)%
Application of ASC 740-30 to foreign earnings	4.3	159.2%	(1.9)	(2.7)%	8.1	(12.7)%
Impact of foreign dividends, including Subpart F, and foreign tax credits	5.0	185.2%	4.9	6.8%	2.0	(3.1)%
Other	(0.5)	(18.6)%	(0.9)	(1.2)%	0.7	(1.1)%

Total	$6.6	244.4%	$24.3	33.7%	$(11.5)	18.0%

	TransUnion Corp.
(in millions)	Predecessor Twelve Months Ended December 31, 2011		Predecessor Twelve Months Ended December 31, 2010
Income taxes at 35% statutory rate	$23.5	35.0%	$29.0	35.0%
Increase (decrease) resulting from:
State taxes net of federal income tax benefit	(0.4)	(0.6)%	(1.6)	(2.0)%
Foreign rate differential	(3.9)	(5.8)%	(0.2)	(0.2)%
Nondeductible change in control transaction expenses	(4.5)	(6.7)%	9.5	11.4%
Application of ASC 740-30 to foreign earnings	2.5	3.7%	1.6	1.9%
Impact of foreign dividends and foreign tax credits	2.0	3.0%	7.8	9.4%
Other	(1.4)	(2.1)%	0.2	0.3%

Total	$17.8	26.5%	$46.3	55.8%

Components of Net Deferred Income Tax

Components of net deferred income tax consisted of the following:

(in millions)	TransUnion Holding December 31, 2012	TransUnion Corp. Successor December 31, 2012	TransUnion Corp. Predecessor December 31, 2011
Deferred income tax assets:
Deferred compensation	$4.4	$4.4	$3.9
Stock-based compensation	0.3	0.3	2.4
Employee benefits	6.3	6.3	5.7
Legal reserves and settlements	1.9	1.9	1.7
Hedge investments	2.2	2.2	—
Financing related costs	46.4	46.4	—
Loss and credit carryforwards	71.0	51.3	30.5
Other	6.3	2.8	2.8

Gross deferred income tax assets	$138.8	$115.6	$47.0
Valuation allowance	(27.2)	(27.2)	(16.9)

Total deferred income tax assets, net	$111.6	$88.4	$30.1

Deferred income tax liabilities:
Depreciation and amortization	$(662.1)	$(662.1)	$(52.4)
Investments in affiliated companies	(17.1)	(17.1)	—
Taxes on undistributed foreign earnings	(49.7)	(32.2)	(4.8)
Other	(3.9)	(3.9)	(4.1)

Total deferred income tax liability	$(732.8)	$(715.3)	$(61.3)

Net deferred income tax liability	$(621.2)	$(626.9)	$(31.2)

Total Amount of Unrecognized Tax Benefits

Total amount of unrecognized tax benefits consisted of the following:

(in millions)	TransUnion Holding December 31, 2012	TransUnion Corp. Successor December 31, 2012	TransUnion Corp. Predecessor December 31, 2011
Balance as of beginning of period	$3.2	$3.2	$2.1
Additions for tax positions of prior years	0.2	0.2	0.4
Reductions for tax positions of prior years	—	—	—
Additions for tax positions of current year	1.7	1.6	2.2
Reductions relating to settlement and lapse of statute	(0.2)	(0.2)	(1.5)

Balance as of December 31	$4.9	$4.8	$3.2